Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans		$ 630,761	$ 411,866
Pass [Member]
Loans		623,189	403,929
Special Mention [Member]
Loans		3,315	2,137
Substandard [Member]
Loans		4,257	5,800
Doubtful [Member]
Loans		0
Real Estate Portfolio Segment [Member]
Loans		471,690	282,246
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		18,070	9,779
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans		17,663	9,365
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans		407	414
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans		0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Loans		0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		39,315	38,752
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans		39,315	38,743
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Loans		0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans		0	9
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		46,909	29,344
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans		45,201	27,621
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans		0	1,723
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Loans		1,708
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		333,540	183,822
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans		333,406	181,914
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans		134	1,908
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		28,938	15,843
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans		28,938	15,843
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		4,918	4,706
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans		4,918	4,706
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Loans		0
Commercial Portfolio Segment [Member]
Loans	[1]	159,069	129,608
Commercial Portfolio Segment [Member] | Pass [Member]
Loans		153,746	125,725
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans		2,908
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans		2,415	3,883
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans		0
Consumer Portfolio Segment [Member]
Loans		2	12
Consumer Portfolio Segment [Member] | Pass [Member]
Loans		2	$ 12
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans		0
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans		0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans		$ 0

[1]	Includes $3.0 million and $42.6 million of PPP loans at September 30, 2022 and December 31, 2021, respectively.